Impacts of Change in Accounting Policy and Adoption of New IFRS Pronouncements (Details 1) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss before accounting changes		$ (7,648)	$ (4,359)
Adjustments to loss relating to:
Depreciation and amortization		(165)	(165)
Loss after accounting changes	$ (8,501)	$ (7,813)	$ (4,524)
Loss per share before accounting changes:
Basic and diluted	$ (0.08)	$ (0.09)	$ (0.05)
Loss per share after accounting changes:
Basic and diluted	$ (0.08)	$ (0.09)	$ (0.05)